Note 13 - Restructured Debt Liability (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,	December 31,
(in thousands)	2019	2018

Restructured debt liability - contingent milestone payments	$15,000	$15,000